Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

August 2, 2007

Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz

Re:     Dreyfus Premier State Municipal Bond Fund (File No. 811-4906)

Dear Ladies and Gentlemen:

On behalf of Dreyfus Premier State Municipal Bond Fund (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").

The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), which reflects a proposal to the shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund ("Dreyfus Pennsylvania"), to transfer Dreyfus Pennsylvania's assets, subject to its liabilities, to the Pennsylvania Series of the Registrant in exchange for Class Z shares of the Pennsylvania Series of the Registrant. The Registrant and Dreyfus Pennsylvania are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of Dreyfus Pennsylvania's reorganization, the Class Z shares of the Registrant received by Dreyfus Pennsylvania will be distributed to shareholders of Dreyfus Pennsylvania so that each shareholder would receive a pro rata distribution of Class Z shares of the Registrant having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Dreyfus Pennsylvania shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Dreyfus Pennsylvania is currently planned for November 15, 2007. Dreyfus Pennsylvania intends to mail its Prospectus/Proxy to shareholders in September 2007.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc: David Stephens